Future Payments Related to Operating Commitments (Detail)	Dec. 31, 2016 USD ($)
Contractual Obligation, Fiscal Year Maturity [Abstract]
2017	$ 104,440
2018	52,978
Total	157,418
2017	2,761,501
Total	2,761,501
2017	2,865,941
2018	52,978
Total	$ 2,918,919